SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
SUBSIDIARIES	SUBSIDIARIES
The following table presents the details of the company’s subsidiaries with significant non-controlling interests:

	Jurisdiction of Formation	Ownership Interest Held by Non-Controlling Interests[1,2]
AS AT DEC. 31		2020	2019
Brookfield Property Partners L.P. (“BPY”)	Bermuda	38.3%	44.8%
Brookfield Renewable Partners L.P. (“BEP”)[3]	Bermuda	49.3%	39.5%
Brookfield Infrastructure Partners L.P. (“BIP”)[4]	Bermuda	71.5%	70.4%
Brookfield Business Partners L.P. (“BBU”)	Bermuda	36.5%	37.3%
1.Control and associated voting rights of the limited partnerships (BPY, BEP, BIP and BBU) reside with their respective general partners which are wholly owned subsidiaries of the company. The company’s general partner interest is entitled to earn base management fees and incentive payments in the form of incentive distribution rights or performance fees.
2.The company’s ownership interest in BPY, BEP, BIP and BBU includes a combination of redemption-exchange units (REUs), Class A limited partnership units, special limited partnership units, general partnership units and units or shares that are exchangeable for units in our listed partnerships, in each subsidiary, where applicable. Each of BPY, BEP, BIP and BBU’s partnership capital includes its Class A limited partnership units whereas REUs and general partnership units are considered non-controlling interests for the respective partnerships. REUs share the same economic attributes in all respects except for the redemption right attached thereto. The REUs and general partnership units participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the Class A limited partnership units of the subsidiary.
3.Ownership interest held by Non-Controlling Interests represents the combined units not held in BEP LP and Brookfield Renewable Corporation (“BEPC”).
4.Ownership interest held by Non-Controlling Interests represents the combined units not held in BIP LP and Brookfield Infrastructure Corporation (“BIPC”).

The table below presents the exchanges on which the company’s subsidiaries with significant non-controlling interests were publicly listed as of December 31, 2020:

	TSX	NYSE	Nasdaq
BPY	BPY.UN	N/A	BPY
BEP	BEP.UN	BEP	N/A
BIP	BIP.UN	BIP	N/A
BBU	BBU.UN	BBU	N/A

The following table outlines the composition of accumulated non-controlling interests presented within the company’s consolidated financial statements:

AS AT DEC. 31 (MILLIONS)	2020	2019
BPY	$25,986	$29,165
BEP	17,194	13,321
BIP	19,753	20,036
BBU	9,162	8,664
Individually immaterial subsidiaries with non-controlling interests	14,709	10,647
	$86,804	$81,833
All publicly listed entities are subject to independent governance. Accordingly, the company has no direct access to the assets of these subsidiaries. Summarized financial information with respect to the company’s subsidiaries with significant non-controlling interests is set out below. The summarized financial information represents amounts before intra-group eliminations:

	BPY		BEP		BIP		BBU
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2020	2019	2020	2019	2020	2019	2020	2019
Current assets	$5,009	$3,289	$1,742	$1,474	$3,711	$5,841	$14,493	$12,795
Non-current assets	102,942	108,354	47,980	34,217	57,620	50,467	40,253	38,956
Current liabilities	(18,220)	(12,466)	(2,876)	(1,678)	(5,524)	(5,439)	(12,133)	(11,024)
Non-current liabilities	(48,208)	(54,242)	(25,079)	(15,882)	(34,134)	(28,692)	(31,276)	(29,674)
Non-controlling interests	(25,986)	(29,165)	(17,194)	(13,321)	(19,753)	(20,036)	(9,162)	(8,664)
Equity attributable to Brookfield	$15,537	$15,770	$4,573	$4,810	$1,920	$2,141	$2,175	$2,389

Revenues	$6,593	$8,203	$3,810	$2,980	$8,885	$6,597	$37,635	$43,032
Net income (loss) attributable to:
Non-controlling interests	$(673)	$2,091	$162	$348	$863	$636	$686	$353
Shareholders	(1,385)	1,066	(207)	(75)	41	14	(106)	81
	$(2,058)	$3,157	$(45)	$273	$904	$650	$580	$434
Other comprehensive income (loss) attributable to:
Non-controlling interests	$153	$234	$1,621	$1,179	$(82)	$486	$25	$(159)
Shareholders	261	89	653	546	20	104	47	(39)
	$414	$323	$2,274	$1,725	$(62)	$590	$72	$(198)

The summarized cash flows of the company’s subsidiaries with material non-controlling interests are as follows:

	BPY		BEP		BIP		BBU
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2020	2019	2020	2019	2020	2019	2020	2019
Cash flows from (used in):
Operating activities	$1,332	$624	$1,296	$1,212	$2,530	$2,143	$4,205	$2,163
Financing activities	(215)	(892)	(792)	(1,010)	2,126	9,542	(1,077)	15,925
Investing activities	(99)	(1,611)	(426)	(251)	(4,609)	(11,372)	(2,334)	(17,939)
Distributions paid to non-controlling interests in common equity	$528	$576	$323	$254	$642	$628	$13	$13
100%